Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Nippon Express Holdings Inc.	222,400	$13,174,094
SG Holdings Co. Ltd.	830,800	12,954,068
Yamato Holdings Co. Ltd.(a)	832,400	13,976,654
		40,104,816
Airlines — 0.2%
ANA Holdings Inc.(b)	460,400	9,913,252
Japan Airlines Co. Ltd.(b)	412,500	8,245,527
		18,158,779
Auto Components — 1.9%
Aisin Corp.	421,200	11,608,144
Bridgestone Corp.	1,647,500	62,144,375
Denso Corp.	1,254,000	69,196,252
Koito Manufacturing Co. Ltd.	596,400	9,520,954
Sumitomo Electric Industries Ltd.	2,056,500	24,149,988
		176,619,713
Automobiles — 7.7%
Honda Motor Co. Ltd.	4,710,700	114,807,287
Isuzu Motors Ltd.	1,688,000	22,117,965
Mazda Motor Corp.	1,638,400	13,026,005
Nissan Motor Co. Ltd.	6,719,100	24,242,434
Subaru Corp.	1,777,100	30,437,914
Suzuki Motor Corp.	1,064,600	38,404,335
Toyota Motor Corp.	30,654,600	451,287,721
Yamaha Motor Co. Ltd.	857,400	21,477,667
		715,801,328
Banks — 5.4%
Chiba Bank Ltd. (The)	1,537,500	9,344,896
Concordia Financial Group Ltd.	3,164,900	11,001,399
Japan Post Bank Co. Ltd.(a)	1,190,700	9,101,668
Mitsubishi UFJ Financial Group Inc.	34,553,280	188,437,698
Mizuho Financial Group Inc.	6,966,458	86,947,286
Resona Holdings Inc.	6,251,300	30,085,247
Shizuoka Financial Group Inc., NVS	1,319,900	9,670,834
Sumitomo Mitsui Financial Group Inc.	3,770,300	127,966,700
Sumitomo Mitsui Trust Holdings Inc.	973,532	31,221,820
		503,777,548
Beverages — 1.1%
Asahi Group Holdings Ltd.	1,319,000	42,302,787
Ito En Ltd.	158,200	6,122,772
Kirin Holdings Co. Ltd.	2,378,500	37,546,031
Suntory Beverage & Food Ltd.	396,700	13,518,654
		99,490,244
Building Products — 1.8%
AGC Inc.	556,800	18,803,735
Daikin Industries Ltd.	720,500	118,825,475
Lixil Corp.	856,600	13,300,375
TOTO Ltd.	404,200	14,104,674
		165,034,259
Capital Markets — 0.9%
Daiwa Securities Group Inc.	3,936,600	17,466,711
Japan Exchange Group Inc.	1,451,600	21,017,949
Nomura Holdings Inc.	8,399,900	30,655,959
SBI Holdings Inc.	712,810	13,674,745
		82,815,364
Chemicals — 3.5%
Asahi Kasei Corp.	3,626,100	26,950,378
JSR Corp.	516,700	10,966,258

Security	Shares	Value

Chemicals (continued)
Mitsubishi Chemical Group Corp.	3,716,400	$19,844,045
Mitsui Chemicals Inc.	526,500	11,984,217
Nippon Paint Holdings Co. Ltd.	2,397,800	19,857,972
Nippon Sanso Holdings Corp.	496,800	8,303,416
Nissan Chemical Corp.	372,500	18,492,285
Nitto Denko Corp.	407,800	25,765,172
Shin-Etsu Chemical Co. Ltd.	1,083,900	140,262,331
Sumitomo Chemical Co. Ltd.	4,298,700	15,672,343
Toray Industries Inc.	4,016,500	21,624,504
Tosoh Corp.	747,600	8,876,285
		328,599,206
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	634,900	13,149,813
Secom Co. Ltd.	610,400	37,738,007
Toppan Inc.	751,400	11,703,909
		62,591,729
Construction & Engineering — 0.6%
Kajima Corp.	1,222,000	13,827,369
Obayashi Corp.	1,873,200	14,004,170
Shimizu Corp.	1,607,800	8,668,495
Taisei Corp.	522,200	15,874,442
		52,374,476
Diversified Financial Services — 0.7%
Mitsubishi HC Capital Inc.	1,921,200	9,166,060
ORIX Corp.	3,465,000	56,140,462
		65,306,522
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	3,452,700	95,739,864

Electric Utilities — 0.5%
Chubu Electric Power Co. Inc.	1,852,200	17,364,887
Kansai Electric Power Co. Inc. (The)	2,033,000	17,256,081
Tokyo Electric Power Co. Holdings Inc.(b)	4,410,000	16,088,242
		50,709,210
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	367,000	15,206,666
Mitsubishi Electric Corp.	5,591,000	56,031,737
Nidec Corp.(a)	1,292,500	81,392,040
		152,630,443
Electronic Equipment, Instruments & Components — 5.7%
Azbil Corp.	332,300	10,226,201
Hamamatsu Photonics KK	405,300	21,401,620
Hirose Electric Co. Ltd.	85,958	11,504,408
Ibiden Co. Ltd.	322,300	13,226,171
Keyence Corp.	562,404	237,971,050
Kyocera Corp.	930,100	47,511,907
Murata Manufacturing Co. Ltd.	1,660,500	91,083,802
Omron Corp.	533,100	27,727,189
Shimadzu Corp.	683,200	20,997,822
TDK Corp.	1,123,800	40,507,764
Yokogawa Electric Corp.	656,900	12,388,913
		534,546,847
Entertainment — 2.4%
Capcom Co. Ltd.	502,600	15,315,013
Koei Tecmo Holdings Co. Ltd.	340,120	5,934,456
Konami Group Corp.	273,400	12,874,201
Nexon Co. Ltd.	1,375,600	29,152,041
Nintendo Co. Ltd.	3,190,900	136,816,436
Square Enix Holdings Co. Ltd.	247,800	11,189,263

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Toho Co. Ltd./Tokyo	319,900	$12,397,267
		223,678,677
Equity Real Estate Investment Trusts (REITs) — 1.2%
Daiwa House REIT Investment Corp.	6,300	14,073,506
GLP J-Reit	12,384	13,916,127
Japan Metropolitan Fund Invest	20,179	16,187,271
Japan Real Estate Investment Corp.	3,602	15,959,433
Nippon Building Fund Inc.	4,403	20,537,921
Nippon Prologis REIT Inc.	6,129	15,074,813
Nomura Real Estate Master Fund Inc.	12,317	15,444,452
		111,193,523
Food & Staples Retailing — 1.6%
Aeon Co. Ltd.	1,888,600	38,976,372
Kobe Bussan Co. Ltd.	430,500	11,325,149
Seven & i Holdings Co. Ltd.	2,177,880	88,615,860
Welcia Holdings Co. Ltd.	271,300	5,984,135
		144,901,516
Food Products — 1.3%
Ajinomoto Co. Inc.	1,319,400	41,775,978
Kikkoman Corp.	417,400	23,641,163
MEIJI Holdings Co. Ltd.	329,756	15,828,305
Nisshin Seifun Group Inc.	578,075	6,814,438
Nissin Foods Holdings Co. Ltd.	180,500	13,754,999
Yakult Honsha Co. Ltd.	371,300	23,696,601
		125,511,484
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,079,100	16,679,127
Tokyo Gas Co. Ltd.	1,148,200	21,121,141
		37,800,268
Health Care Equipment & Supplies — 3.0%
Asahi Intecc Co. Ltd.	620,500	11,107,468
Hoya Corp.	1,044,000	108,033,260
Olympus Corp.	3,531,200	72,950,342
Sysmex Corp.	487,700	29,962,357
Terumo Corp.	1,862,500	55,352,878
		277,406,305
Health Care Technology — 0.4%
M3 Inc.	1,276,000	40,018,896

Hotels, Restaurants & Leisure — 1.0%
McDonald's Holdings Co. Japan Ltd.	251,800	9,326,152
Oriental Land Co. Ltd./Japan	579,500	83,767,014
		93,093,166
Household Durables — 4.6%
Iida Group Holdings Co. Ltd.	422,480	6,778,550
Open House Group Co. Ltd.	236,200	10,016,427
Panasonic Holdings Corp.	6,378,515	59,560,444
Sekisui Chemical Co. Ltd.	1,081,500	15,295,986
Sekisui House Ltd.	1,779,800	33,324,389
Sharp Corp./Japan	716,100	5,099,692
Sony Group Corp.	3,645,300	301,977,050
		432,052,538
Household Products — 0.5%
Unicharm Corp.	1,166,800	43,398,672

Industrial Conglomerates — 2.0%
Hitachi Ltd.	2,797,900	149,630,106
Toshiba Corp.	1,123,800	38,327,449
		187,957,555

Security	Shares	Value

Insurance — 3.5%
Dai-ichi Life Holdings Inc.	2,823,800	$52,376,331
Japan Post Holdings Co. Ltd.	6,869,900	53,847,471
Japan Post Insurance Co. Ltd.	582,700	9,690,743
MS&AD Insurance Group Holdings Inc.	1,287,040	38,200,995
Sompo Holdings Inc.	904,950	39,916,386
T&D Holdings Inc.	1,523,200	18,518,041
Tokio Marine Holdings Inc.	5,307,200	109,480,997
		322,030,964
Interactive Media & Services — 0.3%
Kakaku.com Inc.	385,100	6,921,823
Z Holdings Corp.	7,701,800	21,194,930
		28,116,753
Internet & Direct Marketing Retail — 0.2%
Rakuten Group Inc.	2,511,200	12,065,235
ZOZO Inc.	360,900	9,111,510
		21,176,745
IT Services — 2.6%
Fujitsu Ltd.	569,000	77,210,047
GMO Payment Gateway Inc.	121,748	11,022,968
Itochu Techno-Solutions Corp.	278,800	6,863,485
NEC Corp.	723,000	25,739,202
Nomura Research Institute Ltd.	968,712	21,465,446
NTT Data Corp.	1,827,800	28,276,953
Obic Co. Ltd.	201,400	32,233,428
Otsuka Corp.	326,200	10,979,236
SCSK Corp.	448,700	7,266,786
TIS Inc.	649,300	18,573,835
		239,631,386
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	578,798	38,351,371
Shimano Inc.	211,200	36,481,884
Yamaha Corp.(a)	402,200	16,014,664
		90,847,919
Machinery — 4.9%
Daifuku Co. Ltd.	292,600	15,232,803
FANUC Corp.	553,800	83,269,877
Hitachi Construction Machinery Co. Ltd.	307,400	7,266,094
Hoshizaki Corp.	311,400	10,568,599
Komatsu Ltd.	2,670,300	62,037,763
Kubota Corp.	2,948,900	43,846,230
Kurita Water Industries Ltd.	302,100	13,547,316
Makita Corp.	647,500	14,915,515
MINEBEA MITSUMI Inc.	1,051,000	17,450,222
MISUMI Group Inc.	825,100	20,509,855
Mitsubishi Heavy Industries Ltd.	928,600	36,960,904
NGK Insulators Ltd.	687,500	9,125,012
SMC Corp.	165,800	75,656,305
Toyota Industries Corp.	420,800	24,140,126
Yaskawa Electric Corp.	691,500	22,757,574
		457,284,195
Marine — 0.6%
Mitsui OSK Lines Ltd.	992,300	24,577,624
Nippon Yusen KK	1,405,500	31,285,636
		55,863,260
Media — 0.4%
CyberAgent Inc.	1,242,800	11,312,458
Dentsu Group Inc.	621,300	20,119,340

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Hakuhodo DY Holdings Inc.	673,500	$6,590,012
		38,021,810
Metals & Mining — 0.8%
JFE Holdings Inc.	1,412,850	15,762,067
Nippon Steel Corp.	2,325,770	37,261,864
Sumitomo Metal Mining Co. Ltd.	717,800	24,210,418
		77,234,349
Multiline Retail — 0.2%
Pan Pacific International Holdings Corp.	1,093,800	19,097,671

Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings Inc.	8,885,495	29,986,646
Idemitsu Kosan Co. Ltd.	606,029	14,231,761
Inpex Corp.	3,003,600	33,098,551
		77,316,958
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,357,500	9,085,738

Personal Products — 1.3%
Kao Corp.	1,375,000	55,030,881
Kobayashi Pharmaceutical Co. Ltd.	156,300	9,724,324
Kose Corp.	94,800	10,124,558
Shiseido Co. Ltd.	1,155,400	49,347,059
		124,226,822
Pharmaceuticals — 6.5%
Astellas Pharma Inc.	5,294,950	82,122,664
Chugai Pharmaceutical Co. Ltd.	1,940,800	51,684,643
Daiichi Sankyo Co. Ltd.	5,065,207	167,762,436
Eisai Co. Ltd.	728,400	49,762,850
Kyowa Kirin Co. Ltd.	778,600	18,087,838
Nippon Shinyaku Co. Ltd.	143,800	8,530,804
Ono Pharmaceutical Co. Ltd.	1,061,500	27,204,280
Otsuka Holdings Co. Ltd.	1,125,500	38,570,134
Shionogi & Co. Ltd.	765,500	38,505,499
Takeda Pharmaceutical Co. Ltd.	4,341,900	127,665,854
		609,897,002
Professional Services — 1.7%
Nihon M&A Center Holdings Inc.	873,900	11,964,278
Persol Holdings Co. Ltd.	506,500	11,773,690
Recruit Holdings Co. Ltd.	4,166,900	134,821,045
		158,559,013
Real Estate Management & Development — 2.2%
Daito Trust Construction Co. Ltd.	181,800	20,286,102
Daiwa House Industry Co. Ltd.	1,728,000	39,794,140
Hulic Co. Ltd.	1,116,300	9,426,590
Mitsubishi Estate Co. Ltd.	3,413,600	48,201,930
Mitsui Fudosan Co. Ltd.	2,622,000	53,156,001
Nomura Real Estate Holdings Inc.	341,000	8,259,836
Sumitomo Realty & Development Co. Ltd.	889,800	24,232,223
		203,356,822
Road & Rail — 2.5%
Central Japan Railway Co.	416,700	50,505,417
East Japan Railway Co.	873,900	49,546,598
Hankyu Hanshin Holdings Inc.	658,600	20,623,187
Keio Corp.	297,100	11,130,164
Keisei Electric Railway Co. Ltd.	373,400	10,697,331
Kintetsu Group Holdings Co. Ltd.	499,300	17,845,575
Odakyu Electric Railway Co. Ltd.	843,600	11,135,860
Tobu Railway Co.Ltd.	541,000	13,060,525

Security	Shares	Value

Road & Rail (continued)
Tokyu Corp.	1,534,400	$19,595,987
West Japan Railway Co.	630,400	26,854,834
		230,995,478
Semiconductors & Semiconductor Equipment — 3.4%
Advantest Corp.(a)	546,800	37,216,647
Disco Corp.	83,300	25,036,448
Lasertec Corp.	218,000	41,093,424
Renesas Electronics Corp.(b)	3,382,400	33,173,572
Rohm Co. Ltd.	253,700	20,364,829
SUMCO Corp.	1,012,000	15,141,051
Tokyo Electron Ltd.	431,652	146,490,340
		318,516,311
Software — 0.3%
Oracle Corp. Japan	110,800	6,561,832
Trend Micro Inc/Japan	389,500	19,545,079
		26,106,911
Specialty Retail — 1.6%
Fast Retailing Co. Ltd.	168,600	100,256,146
Hikari Tsushin Inc.	58,300	8,182,411
Nitori Holdings Co. Ltd.	231,300	26,497,139
USS Co. Ltd.	593,900	9,981,493
		144,917,189
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	680,000	11,044,002
Canon Inc.	2,889,050	67,530,684
FUJIFILM Holdings Corp.	1,043,700	56,142,905
Ricoh Co. Ltd.	1,659,600	13,182,963
Seiko Epson Corp.	811,000	12,762,174
		160,662,728
Tobacco — 0.8%
Japan Tobacco Inc.	3,470,400	71,002,238

Trading Companies & Distributors — 5.3%
ITOCHU Corp.	3,432,000	107,789,096
Marubeni Corp.	4,507,300	50,988,256
Mitsubishi Corp.	3,650,500	122,945,775
Mitsui & Co.Ltd.	4,143,800	120,268,500
MonotaRO Co. Ltd.	719,900	12,454,465
Sumitomo Corp.	3,251,100	53,299,393
Toyota Tsusho Corp.	610,700	23,574,758
		491,320,243
Wireless Telecommunication Services — 4.1%
KDDI Corp.	4,662,500	138,684,053
SoftBank Corp.	8,296,300	90,260,780
SoftBank Group Corp.	3,486,100	152,755,718
		381,700,551
Total Long-Term Investments — 98.9%
(Cost: $11,268,812,258)		9,218,282,004

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(c)(d)(e)	13,396,253	13,397,592

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	3,840,000	$3,840,000

Total Short-Term Securities — 0.2%
(Cost: $17,236,679)		17,237,592

Total Investments — 99.1%
(Cost: $11,286,048,937)		9,235,519,596

Other Assets Less Liabilities — 0.9%		83,404,872

Net Assets — 100.0%		$9,318,924,468

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,575,176	$11,825,763	(a)	$—	$(3,742)	$395	$13,397,592	13,396,253	$13,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,910,000	1,930,000	(a)	—	—	—	3,840,000	3,840,000	23,088		—
					$(3,742)	$395	$17,237,592		$36,519		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	678	12/08/22	$98,856	$6,867,188

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$9,218,282,004	$—	$9,218,282,004
Money Market Funds	17,237,592	—	—	17,237,592
	$17,237,592	$9,218,282,004	$—	$9,235,519,596
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$6,867,188	$—	$6,867,188

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares